DETAILS OF ACCRUED LIABLIITES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Included in accrued liabilities in Dole’s consolidated balances sheets were the following items:

	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Amounts due to growers	$179,010	$127,615
Employee-related costs and benefits	111,272	130,663
Sales, marketing and advertising	33,455	46,414
Shipping related costs	33,644	35,694
Materials and supplies	16,316	38,646
Accrued interest	4,020	2,134
Deferred income	4,904	2,038
Professional services	17,385	17,420
Environmental and insurance reserves	2,500	2,316
Other fees	1,441	2,511
Accrued rent	1,306	1,362
Hedging liability	9,328	800
Recourse liability	4,482	—
Miscellaneous other accrued liabilities	46,563	57,318
Total accrued liabilities	$465,626	$464,931